Income Tax (Details) - Twin Vee [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-operating loss carryforward	$ 16,700,000	$ 8,600,000
Valuation allowance	(16,700,000)	(8,600,000)
Net deferred tax asset